Going Concern and Managements' Plan (Details Textual) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Net Income (Loss) Attributable to Parent, Total	$ (13,431)	$ (2,995,105)	$ (1,521,934)	$ (11,043,541)	$ (13,431)
Retained Earnings (Accumulated Deficit), Total	$ (13,431)	(14,052,077)		(11,056,972)	$ (13,431)
Working Capital		$ 947,830		$ (1,990,103)